Financial Instruments - Derivative Financial Instruments and Hedging Activities - Footnotes (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Amount of pre-tax loss to be reclassified		$ 156
Carrying value of short-term borrowings	[1]	8,831	$ 9,953
Foreign currency short-term borrowings [Member]
Derivative [Line Items]
Carrying value of short-term borrowings		1,400
Foreign currency long-term debt [Member]
Derivative [Line Items]
Principal amount		3,200
Unsecured Debt [Member]
Derivative [Line Items]
Principal amount		$ 1,800

[1]	Amounts may not add due to rounding.